UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: October 31, 2015
Date of reporting period: January 31, 2015

ITEM 1.  SCHEDULE OF INVESTMENTS

DAVIS GLOBAL FUND	Schedule of Investments
January 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCK – (89.92%)
CONSUMER DISCRETIONARY – (21.80%)
Consumer Durables & Apparel – (3.58%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	108,560	$9,018,957
Hunter Douglas N.V. (Netherlands)	15,520	626,450
		9,645,407
Consumer Services – (4.14%)
Las Vegas Sands Corp.	79,670	4,331,658
Xiabu Xiabu Catering Management Co., Ltd. (China)*	11,073,200	6,813,354
		11,145,012
Media – (4.98%)
Grupo Televisa S.A.B., ADR (Mexico)*	149,600	4,878,456
Liberty Global PLC, Series C *	187,190	8,533,992
		13,412,448
Retailing – (9.09%)
Amazon.com, Inc. *	24,410	8,654,077
Ctrip.com International, Ltd., ADR (China)*	33,300	1,583,582
JD.com Inc., Class A, ADR (China)*	251,160	6,238,815
Jumei International Holding Ltd., Class A, ADR (China)*	14,600	189,362
Netflix Inc. *	3,110	1,373,998
Priceline Group Inc. *	2,005	2,024,007
Vipshop Holdings Ltd., ADS (China)*	196,700	4,404,113
		24,467,954
	Total Consumer Discretionary	58,670,821
CONSUMER STAPLES – (11.52%)
Food & Staples Retailing – (0.38%)
Brasil Pharma S.A. (Brazil)*	438,800	182,380
Sysco Corp.	21,720	850,772
		1,033,152
Food, Beverage & Tobacco – (11.14%)
Diageo PLC (United Kingdom)	264,025	7,815,304
Heineken Holding N.V. (Netherlands)	111,439	7,292,832
Lindt & Spruengli AG - Participation Certificate (Switzerland)	1,536	7,994,924
United Spirits Ltd. (India)*	123,500	6,869,691
		29,972,751
	Toatal Consumer Staples	31,005,903
ENERGY – (4.43%)
Encana Corp. (Canada)	443,900	5,433,336
Halliburton Co.	83,700	3,347,163
Ultra Petroleum Corp. *	246,610	3,144,277
	Total Energy	11,924,776
FINANCIALS – (4.44%)
Banks – (0.82%)
Wells Fargo & Co.	42,200	2,191,024

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
January 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (3.62%)
Capital Markets – (0.79%)
CETIP S.A. - Mercados Organizados (Brazil)	74,220	$954,018
Charles Schwab Corp.	44,840	1,164,943
		2,118,961
Diversified Financial Services – (2.83%)
Berkshire Hathaway Inc., Class B *	15,920	2,291,047
BM&FBOVESPA S.A. (Brazil)	566,300	1,916,933
Groupe Bruxelles Lambert S.A. (Belgium)	13,943	1,155,916
LendingClub Corp. *	101,500	1,905,155
Pargesa Holding S.A., Bearer Shares (Switzerland)	4,966	358,810
		7,627,861
		9,746,822
	Total Financials	11,937,846
HEALTH CARE – (11.02%)
Health Care Equipment & Services – (10.23%)
Diagnosticos da America S.A. (Brazil)	337,880	1,438,263
Essilor International S.A. (France)	31,212	3,476,125
Express Scripts Holding Co. *	34,700	2,800,637
IDEXX Laboratories, Inc. *	62,928	9,969,054
Laboratory Corp. of America Holdings *	26,560	3,048,557
UnitedHealth Group Inc.	63,900	6,789,375
		27,522,011
Pharmaceuticals, Biotechnology & Life Sciences – (0.79%)
Valeant Pharmaceuticals International, Inc. (Canada)*	13,290	2,126,001
	Total Health Care	29,648,012
INDUSTRIALS – (21.77%)
Capital Goods – (10.98%)
Assa Abloy AB, Class B (Sweden)	94,920	5,183,954
Brenntag AG (Germany)	19,470	1,059,852
IMI PLC (United Kingdom)	64,530	1,235,696
PACCAR Inc.	53,170	3,196,049
Rockwell Automation, Inc.	61,940	6,746,505
Schneider Electric SE (France)	111,570	8,386,913
TransDigm Group, Inc.	18,140	3,728,314
		29,537,283
Commercial & Professional Services – (1.03%)
Experian PLC (United Kingdom)	157,765	2,779,984
Transportation – (9.76%)
CAR Inc. (China)*(a)	5,138,900	7,756,575
Expeditors International of Washington, Inc.	25,230	1,102,046
Kuehne & Nagel International AG (Switzerland)	57,265	7,882,772
Wesco Aircraft Holdings, Inc. *	731,170	9,534,457
		26,275,850
	Total Industrials	58,593,117
INFORMATION TECHNOLOGY – (12.50%)
Software & Services – (12.50%)
58.com Inc., Class A, ADR (China)*	6,440	247,747

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
January 31, 2015 (Unaudited)

	Shares/Units/ Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Software & Services – (Continued)
Alibaba Group Holding Ltd., ADR (China)*	28,180	$2,510,274
Angie's List Inc. *	389,480	1,787,713
ASAC II L.P., Private Placement *(a)	2,100,000	2,874,690
Coupons.com Inc. *	141,900	2,032,008
Endurance International Group Holdings, Inc. *	121,800	2,047,458
Google Inc., Class A *	7,968	4,283,199
Google Inc., Class C *	7,968	4,259,055
GrubHub, Inc. *	41,970	1,445,027
NetEase, Inc., ADR (China)	18,240	1,992,720
Qihoo 360 Technology Co. Ltd., Class A, ADR (China)*	37,160	2,174,603
SouFun Holdings Ltd., Class A, ADR (China)	561,490	3,430,704
Youku Tudou Inc.,Class A, ADR (China)*	109,112	1,828,717
YY Inc., Class A, ADR (China)*	37,920	2,729,482
		33,643,397
	Total Information Technology	33,643,397
MATERIALS – (2.45%)
Anhui Conch Cement Co. Ltd. - H (China)	1,423,000	4,772,705
Lafarge S.A. (France)	26,430	1,810,869
	Total Materials	6,583,574
TOTAL COMMON STOCK – (Identified cost $223,612,391)		242,007,446
PREFERRED STOCK – (1.31%)
INFORMATION TECHNOLOGY – (1.31%)
Software & Services – (1.31%)
DianPing Holdings Ltd., Series F, Private Placement (China)*(a)	1,903,264	3,538,548
TOTAL PREFERRED STOCK – (Identified cost $5,041,746)		3,538,548
STOCK WARRANTS – (0.33%)
FINANCIALS – (0.33%)
Banks – (0.33%)
Wells Fargo & Co., strike price $34.01, expires 10/28/18 *	48,510	897,435
TOTAL STOCK WARRANTS – (Identified cost $372,195)		897,435
SHORT-TERM INVESTMENTS – (7.55%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.07%, 02/02/15, dated 01/30/15, repurchase value of $5,915,035 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 02/27/15-07/15/37, total market value $6,033,300)	$5,915,000	5,915,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.08%, 02/02/15 dated 01/30/15, repurchase value of $9,972,066 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.49%-7.00%, 08/15/23-01/20/45, total market value $10,171,440)	9,972,000	9,972,000

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
January 31, 2015 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.12%, 02/02/15, dated 01/30/15, repurchase value of $4,432,044 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-4.50%, 11/01/21-11/01/39, total market value $4,520,640)	$4,432,000	$4,432,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $20,319,000)		20,319,000
		Total Investments – (99.11%) – (Identified cost $249,345,332) – (b)	266,762,429
		Other Assets Less Liabilities – (0.89%)	2,388,299
		Net Assets – (100.00%)	$269,150,728

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-Income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $14,169,813 or 5.26% of the Fund's net assets as of January 31, 2015.

(b)	Aggregate cost for federal income tax purposes is $249,842,041. At January 31, 2015 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

		Unrealized appreciation	$40,362,749
		Unrealized depreciation	(23,442,361)
		Net unrealized appreciation	$16,920,388

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS INTERNATIONAL FUND	Schedule of Investments
January 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCK – (92.46%)
CONSUMER DISCRETIONARY – (17.53%)
Consumer Durables & Apparel – (6.77%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	41,320	$3,432,787
Hermes International (France)	2,040	692,314
Hunter Douglas N.V. (Netherlands)	33,420	1,348,966
		5,474,067
Consumer Services – (2.36%)
Xiabu Xiabu Catering Management Co., Ltd. (China)*	3,109,100	1,913,033
Media – (2.20%)
Grupo Televisa S.A.B., ADR (Mexico)*	54,520	1,777,897
Retailing – (6.20%)
Ctrip.com International, Ltd., ADR (China)*	18,120	861,697
JD.com Inc., Class A, ADR (China)*	97,700	2,426,868
Jumei International Holding Ltd., Class A, ADR (China)*	6,200	80,414
Vipshop Holdings Ltd., ADS (China)*	73,400	1,643,426
		5,012,405
	Total Consumer Discretionary	14,177,402
CONSUMER STAPLES – (18.90%)
Food & Staples Retailing – (0.19%)
Brasil Pharma S.A. (Brazil)*	363,100	150,916
Food, Beverage & Tobacco – (16.78%)
Diageo PLC (United Kingdom)	106,614	3,155,840
Heineken Holding N.V. (Netherlands)	52,690	3,448,159
Lindt & Spruengli AG - Participation Certificate (Switzerland)	720	3,747,620
Nestle S.A. (Switzerland)	18,710	1,428,901
United Spirits Ltd. (India)*	32,280	1,795,576
		13,576,096
Household & Personal Products – (1.93%)
L'Oréal S.A. (France)	8,740	1,562,750
	Total Consumer Staples	15,289,762
ENERGY – (4.09%)
Canadian Natural Resources Ltd. (Canada)	20,800	601,952
Encana Corp. (Canada)	221,120	2,706,509
	Total Energy	3,308,461
FINANCIALS – (3.60%)
Diversified Financials – (3.60%)
Capital Markets – (0.77%)
CETIP S.A. - Mercados Organizados (Brazil)	48,500	623,415
Diversified Financial Services – (2.83%)
BM&FBOVESPA S.A. (Brazil)	274,260	928,374
Groupe Bruxelles Lambert S.A. (Belgium)	11,200	928,513
Pargesa Holding S.A., Bearer Shares (Switzerland)	5,960	430,630
		2,287,517
	Total Financials	2,910,932
HEALTH CARE – (7.56%)
Health Care Equipment & Services – (4.51%)
Diagnosticos da America S.A. (Brazil)	202,090	860,242

DAVIS INTERNATIONAL FUND – (CONTINUED)	Schedule of Investments
January 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Health Care Equipment & Services – (Continued)
Essilor International S.A. (France)	25,050	$2,789,854
		3,650,096
Pharmaceuticals, Biotechnology & Life Sciences – (3.05%)
Roche Holding AG - Genusschein (Switzerland)	3,980	1,072,679
Valeant Pharmaceuticals International, Inc. (Canada)*	8,680	1,388,540
		2,461,219
	Total Health Care	6,111,315
INDUSTRIALS – (21.49%)
Capital Goods – (10.22%)
Assa Abloy AB, Class B (Sweden)	46,630	2,546,647
Brenntag AG (Germany)	13,530	736,508
Meggitt PLC (United Kingdom)	185,000	1,495,519
Schneider Electric SE (France)	46,460	3,492,480
		8,271,154
Commercial & Professional Services – (3.61%)
Experian PLC (United Kingdom)	165,822	2,921,956
Transportation – (7.66%)
CAR Inc. (China)*(a)	1,697,500	2,562,180
Kuehne & Nagel International AG (Switzerland)	26,380	3,631,320
		6,193,500
	Total Industrials	17,386,610
INFORMATION TECHNOLOGY – (12.45%)
Software & Services – (12.45%)
58.com Inc., Class A, ADR (China)*	3,340	128,490
Alibaba Group Holding Ltd., ADR (China)*	12,660	1,127,753
NetEase, Inc., ADR (China)	25,550	2,791,337
Qihoo 360 Technology Co. Ltd., Class A, ADR (China)*	23,925	1,400,091
SouFun Holdings Ltd., Class A, ADR (China)	272,870	1,667,235
Youku Tudou Inc.,Class A, ADR (China)*	95,480	1,600,245
YY Inc., Class A, ADR (China)*	18,860	1,357,543
		10,072,694
	Total Information Technology	10,072,694
MATERIALS – (6.84%)
Air Liquide S.A. (France)	6,240	786,667
Anhui Conch Cement Co. Ltd. - H (China)	424,000	1,422,085
Lafarge S.A. (France)	36,950	2,531,653
Linde AG (France)	4,140	793,101
	Total Materials	5,533,506
TOTAL COMMON STOCK – (Identified cost $70,010,048)		74,790,682
PREFERRED STOCK – (1.27%)
INFORMATION TECHNOLOGY – (1.27%)
Software & Services – (1.27%)
DianPing Holdings Ltd., Series F, Private Placement (China)*(a)	554,823	1,031,527
TOTAL PREFERRED STOCK – (Identified cost $1,469,726)		1,031,527

DAVIS INTERNATIONAL FUND – (CONTINUED)	Schedule of Investments
January 31, 2015 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (6.23%)
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.07%, 02/02/15, dated 01/30/15, repurchase value of $1,466,009 collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 02/27/15-07/15/37, total market value $1,495,320)	$1,466,000	$1,466,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.08%, 02/02/15, dated 01/30/15, repurchase value of $2,472,016 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.45%-8.50%, 11/15/22-01/20/45, total market value $2,521,440)	2,472,000	2,472,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.12%, 02/02/15, dated 01/30/15, repurchase value of $1,099,011 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-4.50%, 11/01/21-11/01/44, total market value $1,120,980)	1,099,000	1,099,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $5,037,000)		5,037,000
		Total Investments – (99.96%) – (Identified cost $76,516,774) – (b)	80,859,209
		Other Assets Less Liabilities – (0.04%)	29,915
		Net Assets – (100.00%)	$80,889,124

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-Income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $3,593,707 or 4.44% of the Fund's net assets as of January 31, 2015.

(b)	Aggregate cost for federal income tax purposes is $77,142,101. At January 31, 2015 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

		Unrealized appreciation	$11,530,249
		Unrealized depreciation	(7,813,141)
		Net unrealized appreciation	$3,717,108

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS GLOBAL FUND	Notes to Schedule of Investments
DAVIS INTERNATIONAL FUND	January 31, 2015 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation standardized methodologies used by the Funds for equity securities include, but are not limited to, pricing securities by adjusting the value based on changes in an appropriate securities index and applying liquidity discounts. The Fund may also price partnerships by calculating the liquidation value of the investment on a daily basis using the closing price of the underlying stock and a waterfall schedule, which apportions the value of the partnership's interests based on the value of the net assets of the investment. A liquidity discount is then applied to the liquidation value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS GLOBAL FUND	Notes to Schedule of Investments – (Continued)
DAVIS INTERNATIONAL FUND	January 31, 2015 (Unaudited)

Value Measurements - (Continued)

The following is a summary of the inputs used as of January 31, 2015 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Global	Davis International
	Fund	Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$49,025,414	$8,703,335
Consumer Staples	850,772	–
Energy	11,924,776	3,308,461
Financials	8,449,604	–
Health Care	24,733,624	1,388,540
Industrials	24,307,371	–
Information Technology	30,768,707	10,072,694
Total Level 1	150,060,268	23,473,030
Level 2 – Other Significant Observable Inputs:
Equity securities*:
Consumer Discretionary	9,645,407	5,474,067
Consumer Staples	30,155,131	15,289,762
Financials	4,385,677	2,910,932
Health Care	4,914,388	4,722,775
Industrials	34,285,746	17,386,610
Information Technology	–	–
Materials	6,583,574	5,533,506
Short-term securities	20,319,000	5,037,000
Total Level 2	110,288,923	56,354,652
Level 3 – Significant Unobservable Inputs:
Equity securities:
Information Technology	6,413,238	1,031,527
Total Level 3	6,413,238	1,031,527
Total Investments	$266,762,429	$80,859,209

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended January 31, 2015.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended January 31, 2015:

	Davis Global Fund	Davis International Fund
Investment Securities:
Beginning balance	$2,842,770	$–
Net change in unrealized appreciation (depreciation)	(1,471,278)	(438,199)
Cost of purchases	5,041,746	1,469,726
Ending balance	$6,413,238	$1,031,527

Net change in unrealized appreciation (depreciation) on Level 3 securities still held at January 31, 2015	$(1,471,278)	$(438,199)

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the three months ended January 31, 2015.

DAVIS GLOBAL FUND	Notes to Schedule of Investments – (Continued)
DAVIS INTERNATIONAL FUND	January 31, 2015 (Unaudited)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table

	Investments	Fair Value at	Valuation	Unobservable
Fund	at Value	January 31, 2015	Technique	Input	Amount
Davis Global Fund	Equity securities	$2,874,690	Liquidation proceeds/Waterfall methodology based on underlying investment value, then applying liquidity discount	Discount rate	10.25%

Davis Global Fund	Equity securities	3,538,548	Index-based value adjustment with liquidity discount	Discount rate	20.00%

Davis International Fund	Equity securities	1,031,527	Index-based value adjustment with liquidity discount	Discount rate	20.00%

The significant unobservable input used in the fair value measurement of equity securities is the discount rate, which, if changed, would affect the fair value of the Fund's investment.  An increase in the discount rate would result in a decrease in the fair value of the investment.

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

 EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  March 31, 2015

By /s/ Douglas A. Haines
   Douglas A. Haines
   Principal Financial officer

Date:  March 31, 2015